Financial risks - Disclosure of detailed information about foreign currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of Financial Risks [Line Items]
Cash	$ 67,721		$ 90,548		$ 115,698
Amounts receivable	6,282		11,700
Accounts payable and accrued liabilities	(8,209)		(6,825)
Revolving credit facility	$ (192,099)		$ (150,000)
Equivalent in CDN [Member]
Disclosure of Financial Risks [Line Items]
Net exposure in foreign currencies		$ (136,815)		$ 34,063
Amounts held in US dollars [Member]
Disclosure of Financial Risks [Line Items]
Cash		9,225		19,780
Amounts receivable		1,767		4,213
Other assets		1,037		1,194
Accounts payable and accrued liabilities		(473)		(37)
Revolving credit facility		(115,000)		0
Net exposure in foreign currencies		$ (103,444)		$ 25,150